Employee future benefits - Net defined benefit liability (asset) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 4,299	$ 4,914
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	4,215	4,794	$ 4,971
Other post-retirement benefit plan
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)	$ 84	$ 120	$ 196